Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Financing, Homebuilding, Kodiak and other	Dec. 31, 2009 Financing, Homebuilding, Kodiak and other	Dec. 31, 2010 Homebuilding and Kodiak
Summary of operating results included in loss from discontinued operations
Sales and revenues				$ 4,293	$ 83,673
Loss from discontinued operations before income tax expense (benefit)				(5,856)	(3,725)
Income tax expense (benefit)				(2,228)	967
Loss from discontinued operations				(3,628)	(4,692)
Assets and liabilities of the discontinued operations
Cash and cash equivalents	535	1,254	1,598			535
Receivables, net						563
Inventories						613
Property, plant and equipment						3,691
Other assets						510
Total assets	5,912					5,912
Accounts payable						943
Accrued expenses						6,045
Other liabilities						750
Total liabilities	$ 7,738					$ 7,738